DEFERRED REVENUE (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Deferred Revenue	$ 872,990	$ 862,597	$ 74,225
Rob Thomas [Member]
Defined Benefit Plan Disclosure [Line Items]
[custom:UnredeemedNotes-0]	$ 798,765	$ 788,372